UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SANFORD PARTNERS VOYAGER FUND, LP
         ----------------------------------------
Address:   815 FIFTH AVENUE
         ----------------------------------------
           NEW YORK, NEW YORK 10021
         ----------------------------------------


Form 13F File Number: 28-
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Sanford
Title:       Managing Partner
Phone:       (212) 246-2800

Signature, Place, and Date of Signing:


    /s/ MICHAEL H. SANFORD        New York, New York         August 15, 2005
    ------------------------   -------------------------   ---------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -------------------          ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                         -----------------

Form 13F Information Table Entry Total:            0
                                         -----------------

Form 13F Information Table Value Total:            0
                                         -----------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------

DIRECTV GROUP           NONE      25459L 10 6           0        0  Sh
SEABOARD CORP           NONE      811543 10 7           0        0  Sh